BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 5.11%, 09/25/60
(a)(b)
......... USD 1,222 $ 1,179,062
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 2 1,957
Series 2020-A, Class A, 2.37%, 12/25/59
(a)
1,652 1,599,672
Series 2020-A, Class B, 3.50%, 12/25/59
(a)
233 220,979
Series 2020-A, Class C, 0.00%, 12/25/59
(c)
552 345,954
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
113 110,702
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 144,308
Series 2020-C, Class C, 0.00%, 09/27/60 471 421,346
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
382 363,292
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 201,428
Series 2020-D, Class C, 0.00%, 06/25/60 496 437,605
Series 2021-E, Class B3, 3.77%, 12/25/60
(d)
382 251,354
Series 2021-E, Class XS, 0.00%, 12/25/60
(d)
5,830 248,704
Series 2021-F, Class A, 1.87%, 06/25/61
(a)
1,676 1,548,050
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
216 196,871
Series 2021-F, Class C, 0.00%, 06/25/61 . 403 367,419
Series 2021-G, Class A, 1.87%, 06/25/61
(d)
2,000 1,859,754
Series 2021-G, Class B, 3.75%, 06/25/61
(d)
256 232,875
Series 2021-G, Class C, 0.00%, 06/25/61 465 426,268
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 3.35%, 05/28/39
(b)(c)(d)
.. 2,118 1,694,354
BDS Ltd., Series 2021-FL9, Class A, (LIBOR
USD 1 Month + 1.07%), 3.23%, 11/16/38
(b)(d)
680 649,168
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2006-HE8, Class 1A3, (LIBOR USD
1 Month + 0.26%), 2.52%, 10/25/36 .. 1,200 1,044,019
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 2.40%, 03/25/37 .. 588 548,516
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR30A + 1.50%), 2.92%, 02/15/37
(b)(d)
2,730 2,654,862
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (LIBOR USD 1 Month +
0.50%), 2.76%, 02/25/37
(d)
.......... 1,738 1,372,374
CFMT LLC, Series 2020-HB4, Class M4,
4.95%, 12/26/30
(b)(d)
............... 900 874,265
Countrywide Asset-Backed Certificates
(d)
Series 2002-BC3, Class M2, (LIBOR USD 1
Month + 1.73%), 3.98%, 05/25/32 ... 1,428 1,340,638
Series 2006-22, Class M1, (LIBOR USD 1
Month + 0.23%), 2.49%, 05/25/47 ... 2,057 1,690,237
Series 2007-BC3, Class 1A, (LIBOR USD 1
Month + 0.18%), 2.44%, 11/25/47 ... 731 703,525
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 2.60%, 07/25/37
(b)(d)
1,637 1,146,934
CWABS Asset-Backed Certificates Trust, Series
2006-18, Class M1, (LIBOR USD 1 Month +
0.30%), 2.56%, 03/25/37
(d)
.......... 1,532 1,376,812
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (LIBOR USD 1
Month + 0.90%), 3.16%, 11/25/34
(d)
..... 8 7,357
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 2.61%, 08/15/30
(b)(d)
......... 1,000 986,917
GSAA Home Equity Trust, Series 2006-5,
Class 1A1, (LIBOR USD 1 Month + 0.36%),
2.62%, 03/25/36
(d)
................ 105 39,504
Home Partners of America Trust, Series 2021-
3, Class F, 4.24%, 01/17/41
(b)
......... 1,901 1,685,558
KREF Ltd., Series 2022-FL3, Class A,
(TSFR1M + 1.45%), 3.61%, 02/17/39
(b)(d)
. 2,950 2,857,803
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(d)
..... USD 1,392 $ 1,318,449
Long Beach Mortgage Loan Trust
(d)
Series 2006-1, Class 2A4, (LIBOR USD 1
Month + 0.60%), 2.86%, 02/25/36 ... 670 573,189
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.32%), 2.58%, 08/25/36 ... 1,683 764,050
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (LIBOR USD 1
Month + 0.30%), 2.56%, 07/25/36
(d)
.... 426 186,739
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(b)
.......... 46 43,022
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.. 2,739 2,498,632
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
.... 1,099 964,903
Progress Residential Trust
(b)
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 1,954,730
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,594,174
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 1,500 1,288,117
Series 2021-SFR11, Class F, 4.42%,
01/17/39 .................... 2,000 1,700,948
Series 2022-SFR1, Class F, 4.88%,
02/17/41 .................... 2,500 2,229,015
RASC Trust, Series 2006-EMX9, Class 1A4,
(LIBOR USD 1 Month + 0.24%), 2.74%,
11/25/36
(d)
..................... 1,194 979,604
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(LIBOR USD 1 Month + 0.23%), 2.49%,
01/25/37
(b)(d)
.................... 1,243 827,627
Tricon American Homes, Series 2020-SFR1,
Class F, 4.88%, 07/17/38
(b)
.......... 1,050 1,029,789
VMC Finance LLC, Series 2022-FL5, Class A,
(SOFR30A + 1.90%), 3.34%, 02/18/39
(b)(d)
700 687,820
Total Asset-Backed Securities — 21.4%
(Cost: $52,135,915) .............................. 50,471,251
Corporate Bonds
Insurance — 0.5%
Sitka Holdings LLC, (LIBOR USD 3 Month +
4.50%), 6.75%, 07/06/26
(b)(d)
......... 1,195 1,144,372
Total Corporate Bonds — 0.5%
(Cost: $1,183,050) .............................. 1,144,372
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 17.0%
Alternative Loan Trust
Series 2004-12CB, Class 1A1, 5.00%,
07/25/19 .................... 1 774
Series 2006-45T1, Class 2A7, (LIBOR USD
1 Month + 0.34%), 2.60%, 02/25/37
(d)
. 1,498 656,791
Series 2006-OC11, Class 2A2A, (LIBOR
USD 1 Month + 0.34%), 2.60%,
01/25/37
(c)(d)
.................. —
(e)
2,228
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 2.73%, 10/25/35
(d)
........ 95 91,324
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
................... 1,703 1,620,362

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
................... USD 177 $ 168,847
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(c)
................... 400 392,651
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.39%, 07/26/37
(b)(d)
............... 1,562 1,431,659
Bear Stearns ALT-A Trust, Series 2007-1,
Class 1A1, (LIBOR USD 1 Month + 0.32%),
2.58%, 01/25/47
(d)
................ 703 619,152
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 1,912 900,767
CHL Mortgage Pass-Through Trust, Series
2005-17, Class 1A6, 5.50%, 09/25/35 ... 28 26,430
Citigroup Mortgage Loan Trust, Series 2015-A,
Class B4, 4.50%, 06/25/58
(b)(d)
........ 1,581 1,484,787
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 598 563,046
Credit Suisse Mortgage Capital Certificates,
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37
(b)
..................... 705 713,482
Federal Home Loan Mortgage Corp. STACR
REMIC Trust Variable Rate Notes, Series
2020-DNA5, Class B1, (SOFR30A + 4.80%),
6.31%, 10/25/50
(b)(d)
............... 2,500 2,559,933
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 653 614,668
Homeward Opportunities Fund I Trust
(b)(d)
Series 2020-2, Class B1, 5.45%, 05/25/65 1,985 1,917,755
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,552,305
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (LIBOR USD 1 Month
+ 0.24%), 2.50%, 07/25/36
(d)
......... 650 606,818
Lehman XS Trust, Series 2007-16N, Class AF2,
(LIBOR USD 1 Month + 1.90%), 4.16%,
09/25/47
(d)
..................... 1,078 1,293,118
MCM Trust
(c)
Series 2018-NPL2,  3.00%, 08/25/28
(b)
.. 609 596,384
Series 2021-VFN1,  3.00%, 08/28/28 ... 294 195,572
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.88%, 11/25/59
(b)(d)
2,500 1,919,842
RALI Trust, Series 2007-QS1, Class 1A5,
(LIBOR USD 1 Month + 0.55%), 2.81%,
01/25/37
(d)
..................... 1,125 855,254
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 2.66%, 09/25/35
(b)(d)
......... 179 159,355
Residential Asset Securitization Trust
(d)
Series 2006-A7CB, Class 2A2, (LIBOR USD
1 Month + 0.55%), 2.81%, 07/25/36 .. 2,599 384,748
Series 2006-A7CB, Class 2A5, (LIBOR USD
1 Month + 0.25%), 2.51%, 07/25/36 .. 569 73,590
Series 2006-A7CB, Class 2A6, (LIBOR USD
1 Month + 54.00%), 35.93%, 07/25/36 457 728,214
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b)(c)(d)
....... 1,562 1,272,218
Seasoned Loans Structured Transaction Trust
(b)
(d)
Series 2020-2, Class M1, 4.75%, 09/25/60 3,320 3,207,968
Series 2020-3, Class M1, 4.75%, 04/26/60 2,500 2,416,832
Spruce Hill Mortgage Loan Trust, Series 2020-
SH2, Class B1, 5.00%, 06/25/55
(b)(d)
.... 2,764 2,624,779
TVC Mortgage Trust, Series 2020-RTL1, Class
A1, 3.47%, 09/25/24
(b)
............. 761 757,136
Verus Securitization Trust, Series 2020-INV1,
Class B1, 5.75%, 03/25/60
(b)(d)
........ 1,100 1,072,282
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT + 0.80%), 1.44%, 06/25/47
(d)
. USD 2,017 $ 1,671,183
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-2, Class 2CB, 6.50%, 03/25/36 800 603,179
Series 2007-5, Class A3, 7.00%, 06/25/37 222 147,994
Western Mortgage Reference Notes
(b)(d)
Series 2021-CL2, Class M1, (SOFR30A +
3.15%), 4.66%, 07/25/59 ......... 1,569 1,553,630
Series 2021-CL2, Class M2, (SOFR30A +
3.70%), 5.21%, 07/25/59 ......... 1,578 1,563,038
40,020,095
Commercial Mortgage-Backed Securities — 28.2%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 359,546
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 3.99%, 09/15/34
(b)(d)
......... 560 509,604
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 5.10%,
04/15/34
(b)(d)
.................... 276 254,262
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
..................... 750 486,678
AREIT Trust
(b)(d)
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.08%), 3.24%, 11/17/38 ... 655 630,809
Series 2022-CRE6, Class A, (SOFR30A +
1.25%), 2.72%, 01/16/37 ......... 650 624,262
Ashford Hospitality Trust
(b)(d)
Series 2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 4.10%, 04/15/35 ... 280 261,927
Series 2018-ASHF, Class E, (LIBOR USD 1
Month + 3.10%), 5.10%, 04/15/35 ... 470 428,030
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
5.05%, 12/15/36
(b)(d)
............... 815 737,060
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 3.70%, 09/15/34
(b)(d)
... 160 151,239
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 .................... 730 641,537
Series 2021-BN38, Class A5, 2.52%,
12/15/64 .................... 1,700 1,517,455
Bayview Commercial Asset Trust
(b)(d)
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.45%), 2.71%, 10/25/36 ... 906 844,524
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 2.60%, 12/25/36 ... 717 660,108
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 5.50%, 08/15/36
(b)(d)
. 618 588,905
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,711,667
Series 2020-C7, Class D, 3.60%, 04/15/53
(b)
(d)
......................... 500 370,833
Series 2021-C12, Class A5, 2.69%, 11/15/54 3,000 2,716,856
Benchmark Mortgage Trust, Series 2019-B15,
Class A5, 2.93%, 12/15/72 .......... 2,500 2,342,472
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 5.70%, 10/15/35
(b)(d)
685 643,796
BHMS, Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 3.90%, 07/15/35
(b)(d)
269 254,137

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BPR Trust
(b)(d)
Series 2021-TY, Class A, (LIBOR USD 1
Month + 1.05%), 3.05%, 09/15/38 ... USD 1,000 $ 957,700
Series 2021-TY, Class E, (LIBOR USD 1
Month + 3.60%), 5.60%, 09/15/38 ... 750 713,922
Series 2022-SSP, Class A, (TSFR1M +
3.00%), 4.96%, 05/15/39 ......... 370 366,845
BX Commercial Mortgage Trust
(b)(d)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 3.45%, 10/15/36 ... 1,190 1,160,056
Series 2020-VKNG, Class F, (LIBOR USD 1
Month + 2.75%), 4.75%, 10/15/37 ... 745 693,960
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 4.82%, 12/15/38 ... 585 548,312
Series 2021-MC, Class F, (LIBOR USD 1
Month + 2.35%), 4.35%, 04/15/34 ... 275 253,597
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 4.80%, 06/15/38 ... 248 228,191
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 5.75%, 06/15/38 ... 119 112,142
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 4.80%, 05/15/38 ... 275 253,781
Series 2021-XL2, Class A, (LIBOR USD 1
Month + 0.69%), 2.69%, 10/15/38 ... 2,474 2,376,176
Series 2022-CSMO, Class C, (TSFR1M +
3.89%), 5.85%, 06/15/27 ......... 260 255,439
Series 2022-LP2, Class F, (TSFR1M +
3.26%), 5.36%, 02/15/39 ......... 1,354 1,251,636
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 1,410 1,281,789
Series 2019-OC11, Class E, 4.08%,
12/09/41
(d)
................... 123 105,285
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 5.14%, 10/15/36
(d)
.. 300 275,952
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 6.03%, 09/15/34
(d)
.. 570 523,679
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 4.90%, 06/15/36
(d)
.. 275 260,927
Series 2022-IND, Class E, (TSFR1M +
3.99%), 6.09%, 04/15/37
(d)
........ 650 635,338
Series 2022-VAMF, Class F, (TSFR1M +
3.30%), 5.26%, 01/15/39
(d)
........ 450 419,906
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b)(d)
.................... 750 546,024
CFCRE Commercial Mortgage Trust, Series
2018-TAN, Class E, 6.45%, 02/15/33
(b)(d)
. 300 291,431
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 336 303,662
Citigroup Commercial Mortgage Trust, Series
2019-PRM, Class E, 4.73%, 05/10/36
(b)(d)
. 100 100,319
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 345 343,111
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... 574 562,428
Series 2015-CR25, Class C, 4.53%,
08/10/48
(d)
................... 255 234,960
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 1,580 1,524,114
Credit Suisse Mortgage Capital Certificates
(b)(d)
Series 2019-ICE4, Class E, (LIBOR USD 1
Month + 2.15%), 4.15%, 05/15/36 ... 280 271,531
Series 2020-FACT, Class F, (LIBOR USD 1
Month + 6.16%), 8.16%, 10/15/37 ... 600 567,808
Series 2020-NET, Class E, 3.70%, 08/15/37 750 676,548
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... USD 730 $ 618,204
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A4, 4.42%,
11/15/51
(d)
................... 600 611,226
Series 2019-C16, Class C, 4.24%,
06/15/52
(d)
................... 511 460,050
Series 2019-C17, Class C, 3.93%,
09/15/52
(c)
................... 392 343,146
CSMC Trust, Series 2021-BHAR, Class E,
(LIBOR USD 1 Month + 3.50%), 5.50%,
11/15/38
(b)(c)(d)
................... 300 289,125
DBGS Mortgage Trust
(b)(d)
Series 2018-BIOD, Class F, (LIBOR USD 1
Month + 2.00%), 3.87%, 05/15/35 ... 210 201,522
Series 2018-BIOD, Class G, (LIBOR USD 1
Month + 2.50%), 4.37%, 05/15/35 ... 275 261,205
ELP Commercial Mortgage Trust, Series
2021-ELP, Class J, (LIBOR USD 1 Month +
3.61%), 5.61%, 11/15/38
(b)(d)
......... 750 697,185
Extended Stay America Trust, Series 2021-
ESH, Class F, (LIBOR USD 1 Month +
3.70%), 5.70%, 07/15/38
(b)(d)
......... 527 517,500
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 335 339,000
GS Mortgage Securities Corp. Trust
(b)(d)
Series 2021-DM, Class F, (LIBOR USD 1
Month + 3.44%), 5.43%, 11/15/36 ... 440 411,415
Series 2021-IP, Class E, (LIBOR USD 1
Month + 3.55%), 5.55%, 10/15/36 ... 300 285,266
Series 2021-STAR, Class B, (LIBOR USD 1
Month + 1.40%), 3.40%, 12/15/36 ... 870 831,228
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 34 29,226
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 3.15%,
05/15/38
(b)(d)
.................... 250 243,409
Hilton USA Trust, Series 2016-HHV, Class C,
4.19%, 11/05/38
(b)(d)
............... 519 490,444
HONO Mortgage Trust
(b)(d)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 5.35%, 10/15/36 ... 590 556,831
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 6.40%, 10/15/36 ... 410 385,612
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(b)(d)
.... 208 180,533
IMT Trust, Series 2017-APTS, Class BFX,
3.50%, 06/15/34
(b)(d)
............... 1,250 1,210,088
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class A, 2.85%,
09/06/38
(d)
................... 640 597,739
Series 2018-AON, Class A, 4.13%, 07/05/31 610 599,481
Series 2022-ACB, Class D, (SOFR30A +
2.90%), 4.32%, 03/15/39
(d)
........ 600 590,229
Series 2022-OPO, Class D, 3.45%,
01/05/39
(d)
................... 750 637,807
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 4.35%,
03/15/38
(b)(d)
.................... 262 245,012
Med Trust, Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%), 7.25%,
11/15/38
(b)(d)
.................... 750 701,275
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (TSFR1M +
4.22%), 6.18%, 12/15/34
(b)(c)(d)
........ 450 434,202

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MFT Trust, Series 2020-ABC, Class C, 3.48%,
02/10/42
(b)(d)
.................... USD 292 $ 242,380
MHC Commercial Mortgage Trust
(b)(d)
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 2.80%, 04/15/38 ... 166 160,809
Series 2021-MHC, Class F, (LIBOR USD 1
Month + 2.60%), 4.60%, 04/15/38 ... 266 251,052
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 5.95%, 07/15/38
(b)(d)
.. 280 264,600
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class A5, 3.53%,
10/15/48 ...................... 1,103 1,088,606
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
................... 595 577,623
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 3.95%, 11/15/34
(b)(c)(d)
675 669,398
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 555 428,666
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,846,848
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 2.90%, 07/15/35
(b)(d)
. 595 578,535
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
116 82,405
MSCG Trust, Series 2018-SELF, Class F,
(LIBOR USD 1 Month + 3.05%), 5.05%,
10/15/37
(b)(d)
.................... 295 275,744
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (TSFR1M + 5.29%), 7.24%,
03/15/39
(b)(d)
.................... 415 391,804
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 2.95%, 06/15/35
(b)(d)
... 100 96,805
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 1,072 948,243
PKHL Commercial Mortgage Trust, Series
2021-MF, Class NR, (LIBOR USD 1 Month +
6.00%), 8.00%, 07/15/38
(b)(d)
......... 300 283,555
SMRT, Series 2022-MINI, Class E, (TSFR1M +
2.70%), 4.66%, 01/15/39
(b)(d)
......... 450 418,476
SREIT Trust
(b)(d)
Series 2021-MFP, Class F, (LIBOR USD 1
Month + 2.62%), 4.62%, 11/15/38 ... 750 711,147
Series 2021-PALM, Class G, (LIBOR USD 1
Month + 3.62%), 5.62%, 10/15/34 ... 750 702,243
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 5.67%,
07/15/23
(b)(d)
.................... 280 263,200
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.07%, 08/10/49
(b)
(d)
........................... 654 652,563
Velocity Commercial Capital Loan Trust
(b)(d)
Series 2019-3, Class M4, 3.68%, 10/25/49 1,397 1,235,027
Series 2020-1, Class M4, 3.54%, 02/25/50 832 738,925
Series 2021-4, Class M5, 5.68%, 12/26/51 1,970 1,650,273
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class C, 4.98%,
01/15/59
(d)
................... 238 228,218
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)(d)
.................. 1,990 1,873,150
Series 2019-C52, Class C, 3.56%,
08/15/52
(c)
................... 520 447,180
Series 2021-C59, Class A5, 2.63%,
04/15/54 .................... 500 449,451
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A4, 3.41%,
08/15/47 .................... 539 528,450
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C22, Class C, 3.76%,
09/15/57
(d)
................... USD 63 $ 59,794
Series 2014-LC14, Class A4, 3.77%,
03/15/47 .................... 680 676,353
66,421,759
Interest Only Collateralized Mortgage Obligations — 0.4%
(d)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, (LIBOR USD 1 Month + 6.60%),
4.34%, 02/25/37 ................. 749 182,534
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (LIBOR USD 1 Month + 6.70%),
4.44%, 05/25/37 ................. 3,951 784,668
967,202
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(d)
BANK, Series 2017-BNK9, Class XA, 0.77%,
11/15/54 ....................... 4,137 134,072
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.62%, 04/15/53 3,013 242,907
Series 2020-C7, Class XB, 0.99%, 04/15/53 1,000 64,138
Benchmark Mortgage Trust, Series 2020-B17,
Class XB, 0.53%, 03/15/53 .......... 15,395 488,021
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.83%, 11/10/42
(b)
.. 3,975 223,193
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.56%,
11/15/51 .................... 1,129 32,104
Series 2019-C16, Class XA, 1.55%,
06/15/52 .................... 3,922 321,798
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.47%, 10/15/52 ...... 3,246 251,697
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.16%,
11/15/50 ....................... 3,692 175,213
1,933,143
Total Non-Agency Mortgage-Backed Securities — 46.4%
(Cost: $115,948,831) ............................. 109,342,199
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp., Series
4161, Class BW, 2.50%, 02/15/43 ..... 200 187,821
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2020-HQA5, Class B1,
(SOFR30A + 4.00%), 5.51%, 11/25/50
(b)(d)
1,000 965,753
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (LIBOR
USD 1 Month + 0.35%), 2.35%, 12/15/29
(d)
2 2,441
Federal National Mortgage Association
Series 2010-134, Class KZ, 4.50%, 12/25/40 105 109,188
Series 2010-141, Class LZ, 4.50%, 12/25/40 205 216,210
Series 2011-131, Class LZ, 4.50%, 12/25/41 141 151,359
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
4.60%, 05/25/48
(d)
................ 189 190,074
Government National Mortgage Association,
Series 2019-29, Class HY, 3.50%, 03/20/49 100 97,770
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.75%, 07/20/39
(d)
............. 207 224,602
2,145,218

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Multifamily
WI Certificates, Series K146, Class A2,
2.92%, 07/25/32 ................. USD 190 $ 183,366
Government National Mortgage Association,
Series 2019-53, Class V, 2.75%, 08/16/31 192 184,534
367,900
Interest Only Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 136 8,687
Series 4533, Class JI, 5.00%, 12/15/45 .. 152 29,132
Series 5159, Class KI, 3.00%, 11/25/51 .. 662 81,012
Series 5159, Class PI, 3.00%, 11/25/51 .. 1,006 136,121
Series 5176, Class QI, 3.00%, 12/25/51
(c)
644 98,588
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(d)
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 4.15%, 10/15/42 ... 742 104,448
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 3.84%, 07/25/49 ... 534 86,506
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 3.69%, 12/25/49 ... 477 73,696
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 521 69,946
Series 2014-68, Class YI, 4.50%, 11/25/44 218 46,475
Series 2015-74, Class IA, 6.00%, 10/25/45 1,039 236,462
Series 2015-77, 6.00%, 10/25/45 ...... 1,243 282,489
Series 2017-68, Class IE, 4.50%, 09/25/47
(c)
708 123,327
Series 2021-23, Class CI, 3.50%, 07/25/46 708 121,526
Series 2021-41, 3.50%, 07/25/51 ...... 845 141,607
Federal National Mortgage Association Variable
Rate Notes
(d)
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 3.84%, 09/25/46
(c)
.. 1,134 124,873
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 3.84%, 05/25/39
(c)
.. 1,445 157,941
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 3.89%, 09/25/47 ... 700 105,149
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 3.84%, 03/25/49
(c)
.. 873 113,522
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 3.79%, 06/25/49 ... 3,278 476,186
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 3.84%, 07/25/49 ... 416 58,288
Government National Mortgage Association
Series 2017-139, Class IB,
4.50%, 09/20/47
(c)
.............. 560 99,416
Series 2017-144, Class DI,
4.50%, 09/20/47
(c)
.............. 384 67,377
Series 2021-104, Class IH, 3.00%, 06/20/51 1,116 167,600
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
4.07%, 07/20/47
(c)(d)
............... 470 62,810
3,073,184
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(d)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110, Class X1, 1.70%, 04/25/30 . 5,331 542,527
Series K722, Class X1, 1.31%, 03/25/23 . 2,726 10,328
Government National Mortgage Association
Variable Rate Notes
Series 2016-151, 0.88%, 06/16/58 ..... 9,893 427,254
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2020-43, 1.26%, 11/16/61 ...... USD 2,188 $ 167,385
1,147,494
Mortgage-Backed Securities — 47.6%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 708 698,268
3.00%, 09/01/27 - 12/01/46 .......... 1,008 992,139
3.50%, 12/01/41 - 01/01/48 .......... 1,290 1,316,036
4.00%, 08/01/40 - 12/01/45 .......... 396 407,315
4.50%, 07/01/26 - 09/01/48 .......... 541 563,203
5.00%, 05/01/35 - 02/01/42 .......... 685 727,672
5.50%, 02/01/35 - 06/01/41 .......... 383 411,479
6.00%, 08/01/28 - 11/01/39 .......... 20 22,154
Federal National Mortgage Association
3.50%, 11/01/46 ................. 381 381,493
4.00%, 01/01/41 ................. 30 30,793
6.00%, 07/01/39 ................. 294 313,943
Federal National Mortgage Association Variable
Rate Notes
(d)
3.09%, 09/01/27 ................. 181 180,236
3.22%, 03/01/27 ................. 503 504,629
Government National Mortgage Association
2.00%, 08/15/52
(f)
................ 3,624 3,328,418
2.50%, 08/15/52
(f)
................ 3,690 3,494,582
3.00%, 02/15/45 - 01/20/51 .......... 801 783,525
3.00%, 08/15/52
(f)
................ 9,605 9,353,100
3.50%, 01/15/42 - 10/20/46 .......... 952 964,396
3.50%, 08/15/52
(f)
................ 12,000 11,945,625
4.00%, 04/20/39 - 06/20/50 .......... 3,162 3,221,192
4.00%, 08/15/52
(f)
................ 558 563,733
4.50%, 09/20/39 - 04/20/47 .......... 1,716 1,797,298
5.00%, 12/15/34 - 07/20/44 .......... 1,200 1,272,149
5.50%, 07/15/38 - 12/20/41 .......... 414 446,182
6.50%, 10/15/38 - 02/20/41 .......... 144 157,141
Uniform Mortgage-Backed Securities
1.50%, 08/25/37 - 08/25/52
(f)
......... 8,437 7,530,633
2.00%, 10/01/31 - 03/01/32 .......... 556 537,785
2.00%, 08/25/37 - 08/25/52
(f)
......... 22,595 20,608,036
2.50%, 04/01/30 - 03/01/32 .......... 1,131 1,115,237
2.50%, 08/25/37 - 08/25/52
(f)
......... 19,559 18,287,815
3.00%, 04/01/28 - 08/01/50 .......... 3,292 3,272,429
3.00%, 08/25/52
(f)
................ 5,839 5,622,576
3.50%, 11/01/27 - 04/01/48 .......... 1,982 1,997,923
4.00%, 08/01/31 - 05/01/49 .......... 2,178 2,239,511
4.00%, 08/25/52
(f)
................ 2,697 2,710,670
4.50%, 07/01/24 - 07/01/48 .......... 1,962 2,040,444
5.00%, 01/01/23 - 06/01/39 .......... 1,152 1,214,947
5.50%, 06/01/24 - 03/01/40 .......... 573 613,608
6.00%, 12/01/32 - 09/01/40 .......... 390 423,405
6.50%, 09/01/36 - 05/01/40 .......... 104 113,058
112,204,778
Total U.S. Government Sponsored Agency Securities — 50.5%
(Cost: $117,795,650) ............................. 118,938,574
Total Long-Term Investments — 118.8%
(Cost: $287,063,446) ............................. 279,896,396

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.1%
Dreyfus Treasury Prime Cash Management
Institutional Shares, 1.48%
(g)
......... 2,677,287 $ 2,677,287
Total Money Market Funds — 1.1%
(Cost: $2,677,287) .............................. 2,677,287
Par (000)
Pa r (000)
U.S. Treasury Obligations — 13.8%
U.S. Treasury Bills
(h)
0.85%, 08/02/22 ................. USD 529 528,974
0.89%, 08/09/22 ................. 666 665,701
0.99%, 08/16/22 ................. 666 665,430
1.01%, 08/18/22 ................. 2,382 2,379,680
1.04%, 08/23/22 ................. 1,510 1,508,093
1.06%, 08/25/22 ................. 52 51,929
1.23%, 09/08/22 ................. 238 237,468
1.54%, 09/15/22 ................. 814 811,855
2.41%, 10/20/22 ................. 1,245 1,238,595
Security
Par (000)
Par (000) Value
2.34%, 10/27/22 ................. USD 24,394 $ 24,255,855
Total U.S. Treasury Obligations — 13.8%
(Cost: $32,347,623) .............................. 32,343,580
Total Short-Term Securities — 14.9%
(Cost: $35,024,910) .............................. 35,020,867
Total Investments Before Options Written and TBA Sale
Commitments — 133.7%
(Cost: $322,088,356 ) ............................. 314,917,263
Total Options Written — (0.4)%
(Premium Received — $(986,777)) ................... (960,777)
TBA Sale Commitments
Mortgage-Backed Securities — (4.2)%
Uniform Mortgage-Backed Securities
(f)
2.50% ,  08/25/52 ................. (8,169) (7,611,292)
3.50% ,  08/25/52 ................. (2,236) (2,212,629)
Total TBA Sale Commitments — (4.2)%
(Proceeds: $(9,660,217)) .......................... (9,823,921)
Total Investments Net of Options Written and TBA Sale
Commitments — 129.1%
(Cost: $311,441,362 ) ............................. 304,132,565
Liabilities in Excess of Other Assets — (29.1)% ........... (68,581,478)
Net Assets — 100.0% .............................. $ 235,551,087
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Rounds to less than 1,000.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 195 09/21/22 $ 23,601 $ 134,229
U.S. Treasury 10 Year Ultra Note ............................................... 11 09/21/22 1,441 27,090
U.S. Treasury Long Bond .................................................... 137 09/21/22 19,638 333,352
U.S. Treasury Ultra Bond .................................................... 60 09/21/22 9,384 26,689
U.S. Treasury 2 Year Note .................................................... 47 09/30/22 9,893 (29,109)
492,251
Short Contracts
90-day Eurodollar ......................................................... 4 09/19/22 967 26,357
U.S. Treasury 5 Year Note .................................................... 511 09/30/22 58,134 (263,217)
90-day Eurodollar ......................................................... 4 12/19/22 963 27,582
(209,278)
$ 282,973
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.46% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/15/22 2.46 % USD 10,400 $ (2,260)
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 USD 8,500 (1)
2-Year Interest Rate Swap
(a)
. 2.42% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/22/22 2.42 USD 10,800 (3,742)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 8,500 (28)
2-Year Interest Rate Swap
(a)
. 2.37% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/05/22 2.37 USD 7,900 (11,170)
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/28/22 1.71 USD 5,400 (11,860)
2-Year Interest Rate Swap .. 2.43% Semi-Annual 1 day SOFR Annual Bank of America NA 10/31/22 2.43 USD 9,000 (22,223)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 1,700 (26,221)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 1,800 (129,760)
(207,265)
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.35% Semi-Annual Barclays Bank plc 08/05/22 3.35 USD 9,300 (215)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.22% Semi-Annual Deutsche Bank AG 08/09/22 3.22 USD 9,300 (2,376)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 8,500 (113,174)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 8,500 (155,532)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.66% Semi-Annual Deutsche Bank AG 10/13/22 3.66 USD 6,600 (7,010)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual Deutsche Bank AG 10/28/22 1.71 USD 5,400 (373,147)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 1,700 (78,269)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 1,800 (23,789)
(753,512)
$ (960,777)
(a)
Forward settling swaption.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.60% Semi-Annual 08/04/22 USD 5,900 $ 26,931 $ — $ 26,931
1.53% Semi-Annual 3 month LIBOR Quarterly 08/08/22 USD 4,000 (16,680) — (16,680)
3 month LIBOR Quarterly 1.42% Semi-Annual 09/10/22 USD 1,700 4,707 — 4,707
0.05% Quarterly 1 day EFFR Quarterly 10/21/22 USD 133 814 — 814
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 133 (791) — (791)
3.13% Annual 1 day SOFR Annual 06/14/24 USD 4,100 (26,263) — (26,263)
0.18% Quarterly 1 day EFFR Quarterly 10/21/25 USD 159 12,034 — 12,034
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (12,036) — (12,036)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 1,000 (9,741) — (9,741)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 2,000 135,018 — 135,018
0.56% Quarterly 1 day EFFR Quarterly 10/21/30 USD 47 6,455 — 6,455
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (6,576) — (6,576)
3 month LIBOR Quarterly 1.75% Semi-Annual 03/04/32 USD 1,000 (77,467) — (77,467)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 1,500 30,378 — 30,378
3 month LIBOR Quarterly 1.84% Semi-Annual 04/22/32 USD 500 (36,502) — (36,502)
2.65% Annual 1 day SOFR Annual 06/02/32 USD 2,300 (46,473) — (46,473)
2.99% Annual 1 day SOFR Annual 06/22/32 USD 700 (34,714) — (34,714)
$ (50,906) $ — $ (50,906)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly J.P. Morgan Securities LLC 09/17/58 USD 3,100 $ 508,453 $ 299,779 $ 208,674
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2.00 % Monthly
Goldman Sachs
International 09/17/58 A USD 275 $ (8,594) $ (4,995) $ (3,599)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 275 (8,594) (5,074) (3,520)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 3,100 (508,453) (328,109) (180,344)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,790 (293,590) (74,892) (218,698)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 935 (153,356) (235,308) 81,952
$ (972,587) $ (648,378) $ (324,209)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2022
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 2.32%
1 day SOFR ......................................... Secured Overnight Financing Rate 1.81
3 month LIBOR ....................................... London Interbank Offered Rate 2.79
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 48,430,943 $ 2,040,308 $ 50,471,251
Corporate Bonds ........................................ — 1,144,372 — 1,144,372
Non-Agency Mortgage-Backed Securities ........................ — 104,700,095 4,642,104 109,342,199
U.S. Government Sponsored Agency Securities .................... — 118,090,720 847,854 118,938,574
Short-Term Securities
Money Market Funds ...................................... 2,677,287 — — 2,677,287
U.S. Treasury Obligations ................................... — 32,343,580 — 32,343,580
Liabilities
Investments
TBA Sale Commitments .................................... — (9,823,921) — (9,823,921)
$ 2,677,287 $ 294,885,789 $ 7,530,266 $ 305,093,342
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 290,626 $ — $ 290,626
Interest rate contracts ....................................... 575,299 216,337 — 791,636
Liabilities
Credit contracts ........................................... — (406,161) — (406,161)
Interest rate contracts ....................................... (292,326) (1,228,020) — (1,520,346)
$ 282,973 $ (1,127,218) $ — $ (844,245)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Non-Agency
Mortgage-
Backed
Securities
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets
Opening balance, as of April 30, 2022 .................................................................... $ 2,132,033 $ 3,113,100 $ 1,508,483 $ 6,753,616
Transfers into Level 3 .............................................................................. — 1,768,682 377,350 2,146,032
Transfers out of Level 3 ............................................................................. — — (727,675) (727,675)
Accrued discounts/premiums .......................................................................... 4,365 13,118 — 17,483
Net realized gain (loss) ............................................................................. 4,491 (990) (13,938) (10,437)
Net change in unrealized depreciation
(a)
.................................................................. (14,795) (198,187) (111,741) (324,723)
Purchases ...................................................................................... — 45,818 — 45,818
Sales ......................................................................................... (85,786) (99,437) (184,625) (369,848)
Closing balance, as of July 31, 2022 .....................................................................
$ 2,040,308 $ 4,642,104 $ 847,854 $ 7,530,266
Net change in unrealized depreciation on investments still held at July 31, 2022
(a)
.......................................
$ (14,795) $ (198,187) $ (114,205) $ (327,187)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.